WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Proceeds from issuance of promissory notes	$ 149,707	$ 235,730	$ 200,876
Debt discount	$ 186,280	$ 72,138	$ 15,903
Warrants One [Member]
Assumed expected life	3 years	3 years
Exercise price	$ 0.30
Warrant issued	1,241,665	1,935,625	1,474,655
Proceeds from issuance of promissory notes	$ 248,333	$ 387,125	$ 294,929
Debt discount	$ 138,631	$ 233,125	$ 164,497
Warrants One [Member] | Minimum [Member]
Assumed expected life			2 years
Exercise price		$ 0.28	$ 0.25
Warrants One [Member] | Maximum [Member]
Assumed expected life			3 years
Exercise price		$ 0.30	$ 0.30
Warrants [Member]
Assumed dividend yeild	0.00%	0.00%	0.00%
Fair value of the warrants	$ 138,631	$ 233,125	$ 164,497
Intrinsic values of outstanding warrants	$ 0	$ 228,058	$ 381,428
Warrants [Member] | Minimum [Member]
Stock price	$ 0.20	$ 0.20	$ 0.20
Assumed expected life	2 years	2 years	2 years
Exercise price	$ 0.25	$ 0.25	$ 0.25
Assumed risk-free interest rate	0.52%	0.52%	0.52%
Assumed expected volatility	118.00%	118.00%	118.00%
Warrants [Member] | Maximum [Member]
Stock price	$ 0.40	$ 0.40	$ 0.40
Assumed expected life	3 years	3 years	3 years
Exercise price	$ 0.30	$ 0.30	$ 0.30
Assumed risk-free interest rate	1.56%	1.56%	1.56%
Assumed expected volatility	465.00%	465.00%	465.00%